Summary of significant accounting policies (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Zhong Yuan Bio Technology Holdings Ltd [Member]
Effective ownership percentage	100.00%	100.00%	100.00%
China Bio Technology Holdings Ltd [Member]
Effective ownership percentage	100.00%	100.00%	100.00%
Zhong Yuan Bio Technology Hong Kong Limited [Member]
Effective ownership percentage	100.00%	100.00%	100.00%
Zhong Yuan Bio Technology Shenzhen Limited [Member]
Effective ownership percentage	100.00%	100.00%	100.00%
Bao Feng Bio Technology Beijing Limited [Member]
Effective ownership percentage	100.00%	100.00%	100.00%
Beijing Baofeng Internet Bio Technology Co Limited [Member]
Effective ownership percentage	51.00%	51.00%	0.00%
Zhong Yuan Bio Technology Holdings Ltd [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Date of incorporation	Jul. 05, 2016	Jul. 05, 2016
Business engaged	Investment holding	Investment holding
China Bio Technology Holdings Ltd [Member]
Place of incorporation	Republic of Seychelles	Republic of Seychelles
Date of incorporation	Jun. 27, 2016	Jun. 27, 2016
Business engaged	Investment holding	Investment holding
Zhong Yuan Bio Technology Hong Kong Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Date of incorporation	Jun. 13, 2016	Jun. 13, 2016
Business engaged	Investment holding	Investment holding
Zhong Yuan Bio Technology Shenzhen Limited [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Jun. 10, 2014	Jun. 10, 2014
Business engaged	Investment holding	Investment holding
Bao Feng Bio Technology Beijing Limited [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Aug. 30, 2012	Aug. 30, 2012
Business engaged	Nervonic acid research, development of nervonic acid based herbal and chemical drugs, and sale of health supplements containing nervonic acid	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
Beijing Baofeng Internet Bio Technology Co Limited [Member]
Place of incorporation	PRC	PRC
Date of incorporation	May 23, 2022	May 23, 2022
Business engaged	Sale and marketing of BF Beijing’s nervonic acid-based health supplements over the “TikTok” platform	Sale and marketing of BF Beijing’s nervonic acid-based health supplements over the “TikTok” platform
Z Y Holdings [Member]
Place of incorporation			Cayman Islands
Date of incorporation			Jul. 05, 2016
Business engaged			Investment holding
Effective ownership percentage			100.00%	100.00%
China Bio [Member]
Place of incorporation			Republic of Seychelles
Date of incorporation			Jun. 27, 2016
Business engaged			Investment holding
Effective ownership percentage			100.00%	100.00%
Z Y H K [Member]
Place of incorporation			Hong Kong
Date of incorporation			Jun. 13, 2016
Business engaged			Investment holding
Effective ownership percentage			100.00%	100.00%
Z Y Shenzhen [Member]
Place of incorporation			PRC
Date of incorporation			Jun. 10, 2014
Business engaged			Investment holding
Effective ownership percentage			100.00%	100.00%
BF Beijing [Member]
Place of incorporation			PRC
Date of incorporation			Aug. 30, 2012
Business engaged			Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
Effective ownership percentage			100.00%	100.00%
Dandong BF [Member]
Place of incorporation			PRC
Date of incorporation			Mar. 11, 2019
Business engaged			Research, development and growing of Acer truncatum seedlings
Effective ownership percentage			100.00%	100.00%